SUMMARY OF MATERIAL ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Line Items]
Budgeting and forecast calculation period	5 years
Government grants	$ 124	$ 187	$ 74
Expected loss rates, sales period	36 months
Unused net operating losses	$ 24,074	25,947
Unused tax losses, expected to realise	11,745	13,305
Net deferred tax assets	1,930	2,605	3,959	$ 2,946
Increase in unrecognized deferred tax assets, profit and equity	2,778	3,022	$ 3,876
Unused tax losses
Disclosure Of Significant Accounting Policies [Line Items]
Net deferred tax assets	2,449	$ 2,583
Enterprise technology renovation
Disclosure Of Significant Accounting Policies [Line Items]
Government grants	97
Non-current government grants	$ 175
Amortization period of government grant	10 years
Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, investment property, cost model	20 years
Financial liabilities settlement period	60 days
Bottom of range | Computer software
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, investment property, cost model	40 years
Ownership percentage with voting right	20.00%
Financial liabilities settlement period	90 days
Top of range | Computer software
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years